SCHEDULE OF FAIR VALUE OF CONVERTIBLE FEATURE USING VALUATION ASSUMPTIONS (Details) $ / shares in Units, $ in Thousands						12 Months Ended
		Jul. 15, 2022 USD ($) $ / shares	Jan. 05, 2022 USD ($) $ / shares	Dec. 29, 2021 USD ($)	Aug. 13, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 $ / shares
Short-Term Debt [Line Items]
Expected volatility (%)							152.10%
Risk-free interest rate (%)				1.29%			1.29%
Expected dividend yield				0.00%		0.00%	0.00%
Contractual term (years)				5 years
Conversion price							$ 0.05
Share price (U.S. dollars)						$ 0.038	$ 0.025
Fair value of the conversion feature (U.S. dollars in thousands) | $				$ 519
Scenario 1 [Member]
Short-Term Debt [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $			$ 56			$ 694
Scenario 1 [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument term		9 months 29 days
Fair value of the conversion feature (U.S. dollars in thousands) | $		$ 6
Scenario 1 [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input			0
Dividend yield						0
Scenario 1 [Member] | Measurement Input, Expected Dividend Rate [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		0
Scenario 1 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input			0.65			4.74
Scenario 1 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		3.12
Scenario 1 [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Debt instrument term			1 year 6 months 25 days
Scenario 1 [Member] | Measurement Input, Expected Term [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument term		1 year
Scenario 1 [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input			154.86			147.71
Scenario 1 [Member] | Measurement Input, Option Volatility [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		146.4
Scenario 1 [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars)		$ 0.012	$ 0.025
Scenario 1 [Member] | Measurement Input, Share Price [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars)		$ 0.038
Scenario 1 [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input			0.05
Scenario 1 [Member] | Measurement Input, Exercise Price [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		0.05
Scenario 2 [Member]
Short-Term Debt [Line Items]
Fair value of the conversion feature (U.S. dollars in thousands) | $			$ 40			$ 260
Scenario 2 [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument term		1 month 28 days
Fair value of the conversion feature (U.S. dollars in thousands) | $		$ 1
Scenario 2 [Member] | Measurement Input, Expected Dividend Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input			0
Dividend yield						0
Scenario 2 [Member] | Measurement Input, Expected Dividend Rate [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		0
Scenario 2 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input			0.40			4.69
Scenario 2 [Member] | Measurement Input, Risk Free Interest Rate [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		2.86
Scenario 2 [Member] | Measurement Input, Expected Term [Member]
Short-Term Debt [Line Items]
Debt instrument term			11 months 26 days
Scenario 2 [Member] | Measurement Input, Expected Term [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument term		5 months 15 days
Scenario 2 [Member] | Measurement Input, Option Volatility [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input			158			166.9
Scenario 2 [Member] | Measurement Input, Option Volatility [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		125.9
Scenario 2 [Member] | Measurement Input, Share Price [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars)		$ 0.012
Scenario 2 [Member] | Measurement Input, Share Price [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars)		$ 0.038
Scenario 2 [Member] | Measurement Input, Exercise Price [Member]
Short-Term Debt [Line Items]
Share price (U.S. dollars)			$ 0.025
Debt instrument measurement input			0.05
Scenario 2 [Member] | Measurement Input, Exercise Price [Member] | Conversion Feature Two [Member]
Short-Term Debt [Line Items]
Debt instrument measurement input		0.05
Loan One [Member]
Short-Term Debt [Line Items]
Expected volatility (%)					149.04%
Risk-free interest rate (%)					0.05%
Expected dividend yield					0.00%
Contractual term (years)					4 months 2 days
Conversion price	[1]
Share price (U.S. dollars)					$ 0.05
Convertible notes amount | $					$ 1,312
Fair value of the conversion feature (U.S. dollars in thousands) | $					$ 379
Loan Two [Member]
Short-Term Debt [Line Items]
Expected volatility (%)					151.48%
Risk-free interest rate (%)					0.13%
Expected dividend yield					0.00%
Contractual term (years)					1 year 4 months 9 days
Conversion price	[2]
Share price (U.S. dollars)					$ 0.05
Convertible notes amount | $					$ 397
Fair value of the conversion feature (U.S. dollars in thousands) | $					$ 115

[1]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date
[2]	the conversion price is 85% of the share price, during the period of 5 days preceding the conversion date.